CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Total assets	¥ 238,506	$ 33,220	¥ 135,955
Total liabilities	¥ 319,766	$ 44,538	¥ 308,597
Preferred stock, par value (in dollars per share) | ¥ / shares	¥ 0		¥ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Common stock, par value (in dollars per share) | ¥ / shares	¥ 0		¥ 0
Common stock, shares authorized (in shares)	60,000,000	60,000,000	60,000,000
Common stock, shares issued (in shares)	6,011,127	6,011,127	6,341,630
Common stock, shares outstanding (in shares)	5,990,604	5,990,604	6,321,107
Treasury stock, shares (in shares)	20,523	20,523	20,523
VIEs
Total assets | ¥	¥ 220,777		¥ 52,894
Total liabilities | ¥	¥ 91,261		¥ 276,371